SCHEDULE OF INVENTORY (Details) (Parenthetical) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Inventory Disclosure [Abstract]
Inventory write down	$ 262,686	$ 113,724